Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 30, 2009

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864) Filing Pursuant to Rule 485(a)

On behalf of WisdomTree Trust (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 30 (“PEA No. 30”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 30 is to register two new series of the Trust: the WisdomTree Rising Dollar Fund and the WisdomTree Commodity Currency Fund.

Please contact me at (202) 739-5254 with your questions or comments.

Sincerely,

/s/ Trina C. Winkelmann
Trina C. Winkelmann

Enclosures